DEBT (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Nov. 04, 2021	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Deferred debt issuance costs		$ 5,300	$ 8,600
Line of credit interest rate		8.23%	7.64%
Short-term borrowings (Note 11)		$ 48,889	$ 89,885
CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Short-term borrowings (Note 11)		2,800	8,800
Short term debt utilized		2,800	4,400
Short term debt guarantee balance		$ 0	$ 4,400
SAUDI ARABIA
Debt Instrument [Line Items]
Line of credit interest rate		8.58%	8.60%
London Interbank Offered Rates LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit interest rate	2.60%
London Interbank Offered Rates LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit interest rate	3.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit	$ 80,000
Line of credit, maturity date	Nov. 04, 2025
Working capital facilities		$ 325,000	$ 350,000
Withdrawn term loan		$ 10,000	10,000
Line of credit description		The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to November 4, 2025
Working capital borrowing capacity		$ 70,000	70,000
Commitment fee rate		0.3125%
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate		1.25%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate		1.50%
Revolving Credit Facility [Member] | Lenders [Member]
Debt Instrument [Line Items]
Working capital facilities	$ 350,000
Term Loan [Member]
Debt Instrument [Line Items]
Withdrawn term loan		$ 387,000	430,000
Secured Facilities Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	860,000
Term loan	$ 430,000
Debt Instrument, maturity date	Nov. 04, 2027
Working capital borrowing capacity		146,400	97,100
Utilized working capital		$ 178,600	252,900
Debt Instrument, Covenant Description		Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member]
Debt Instrument [Line Items]
Working capital facilities		$ 10,600	10,600
Working capital borrowing capacity		6,700	5,900
Utilized working capital		3,900	4,700
Secured Facilities Agreement [Member] | QATAR | HSBC Bank Middle East Limited [Member]
Debt Instrument [Line Items]
Working capital facilities		10,300	10,300
Secured Facilities Agreement [Member] | UNITED ARAB EMIRATES | HSBC Bank Middle East Limited [Member]
Debt Instrument [Line Items]
Working capital facilities		200	200
Secured Facilities Agreement [Member] | KUWAIT | HSBC Bank Middle East Limited [Member]
Debt Instrument [Line Items]
Working capital facilities		$ 100	$ 100